Impairment of assets - Disclosure Of Detailed Information About Sensitivity Analysis Of Impairment Test (Detail)	12 Months Ended
Dec. 31, 2019
Useful Life [Member]
Statement [Line Items]
Sensitivity	5.00%
Useful Life [Member] | Bottom of range [member]
Statement [Line Items]
Factor	1.000
Useful Life [Member] | Top of range [member]
Statement [Line Items]
Factor	1.100
Discount rate [Member]
Statement [Line Items]
Factor	11.30%
Sensitivity	1.00%
Foreign exchange rate [Member]
Statement [Line Items]
Factor	4.0307
Sensitivity	10.00%
Platform [Member]
Statement [Line Items]
Impact in impairment test	Increase or decrease of impairment loss by US$ 65 if the level of aircrafts deliveries fluctuates positively or negatively in 5%.
Increase In One Pp [Member]
Statement [Line Items]
Impact in impairment test	Increase of 1 pp. in discount rate would increase impairment loss by US$ 64.
Decrease In One Pp [Member]
Statement [Line Items]
Impact in impairment test	Reduction of 1 pp. in discount rate would change impairment loss recognized of US$ 71.6 to zero.
Decrease In Spot Rate [Member]
Statement [Line Items]
Impact in impairment test	Reduction of 10% in spot rate as of 12/31/2019 would increase impairment loss by US$ 55.
Increase In Spot Rate [Member]
Statement [Line Items]
Impact in impairment test	Increase of 10% in spot rate as of 12/31/2019 would decrease impairment loss by US$ 45.